Shareholder Report, Holdings (Details)	May 31, 2024
C000244002 [Member] | ServisFirst Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244002 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244002 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244002 [Member] | Axos Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244002 [Member] | Oshkosh Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244002 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244002 [Member] | PVH Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244002 [Member] | Enstar Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244002 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244002 [Member] | RLI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244002 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000244002 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244002 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000244002 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244002 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244002 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244002 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000244002 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000244002 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244002 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.70%
C000244002 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000244002 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244002 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244001 [Member] | ServisFirst Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244001 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244001 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244001 [Member] | Axos Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244001 [Member] | Oshkosh Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244001 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244001 [Member] | PVH Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244001 [Member] | Enstar Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244001 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244001 [Member] | RLI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244001 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000244001 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244001 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000244001 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244001 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244001 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244001 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000244001 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000244001 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244001 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.70%
C000244001 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000244001 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244001 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244000 [Member] | ServisFirst Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244000 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244000 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244000 [Member] | Axos Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244000 [Member] | Oshkosh Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244000 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244000 [Member] | PVH Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244000 [Member] | Enstar Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244000 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244000 [Member] | RLI Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244000 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000244000 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244000 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000244000 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244000 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244000 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244000 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000244000 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000244000 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244000 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.70%
C000244000 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000244000 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000244000 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243218 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243218 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000243218 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243218 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000243218 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000243218 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000243218 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243218 [Member] | Ameriprise Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243218 [Member] | Hershey Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243218 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243218 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000243218 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243218 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243218 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243218 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000243218 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000243218 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000243218 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.50%
C000243218 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000243218 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%